Segment Reporting (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Total revenues	$ 64,947	$ 36,379	$ 26,096
Customers One [Member]
Disclosure of geographical areas [line items]
Total revenues	$ 14,400